Variable interest entity (Details) - Schedule of consolidated operating results - Variable Income Interest Rate [Member] - USD ($)	10 Months Ended	12 Months Ended
	May 31, 2021	May 31, 2022
Condensed Income Statements, Captions [Line Items]
Sales	$ 320,012	$ 2,925,896
Cost of sales	270,484	2,681,079
Gross profit	49,528	244,817
Operating expenses	57,080	267,027
Income / (loss) from operations	(7,552)	(22,210)
Other income /(loss), net	59,122	84,040
(Provision) for income taxes	(15,764)	(23,019)
Net income	$ 35,806	$ 38,811